STRATEGIC ALLOCATION: AGGRESSIVE FUND

American Century Strategic Asset Allocations, Inc. Prospectus Supplement Strategic Allocation: Aggressive Fund
Supplement dated August 1, 2015 ■ Prospectus dated April 1, 2015

The following replaces the tables in the Fees and Expenses section on page 12 of the prospectus:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - STRATEGIC ALLOCATION: AGGRESSIVE FUND - USD ($)	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS		B CLASS	C CLASS	R CLASS	R6 CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	5.75%		none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	[1]	5.00%	1.00%	none	none
Maximum Account Fee	$ 25	none	none		none	none	none	none
[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - STRATEGIC ALLOCATION: AGGRESSIVE FUND		INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	B CLASS	C CLASS	R CLASS	R6 CLASS
Management Fees (as a percentage of Assets)	[1]	1.14%	0.94%	1.14%	1.14%	1.14%	1.14%	0.79%
Distribution and Service (12b-1) Fees		none	none	0.25%	1.00%	1.00%	0.50%	none
Other Expenses (as a percentage of Assets):		none	none	none	none	none	none	none
Expenses (as a percentage of Assets)		1.14%	0.94%	1.39%	2.14%	2.14%	1.64%	0.79%
Fee Waiver or Reimbursement	[2]	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Net Expenses (as a percentage of Assets)		1.09%	0.89%	1.34%	2.09%	2.09%	1.59%	0.74%
[1]	The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2014.
[2]	Effective August 1, 2015, the advisor has agreed to waive 0.05 percentage points of the fund’s management fee. The advisor expects this waiver to continue until March 31, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.

Expense Example - STRATEGIC ALLOCATION: AGGRESSIVE FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	111	354	620	1,378
INSTITUTIONAL CLASS	91	292	512	1,147
A CLASS	704	983	1,285	2,140
B CLASS	613	963	1,242	2,272
C CLASS	213	663	1,142	2,462
R CLASS	162	510	885	1,935
R6 CLASS	76	244	431	970

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
STRATEGIC ALLOCATION: AGGRESSIVE FUND | B CLASS | USD ($)	213	663	1,142	2,272